NOTES PAYABLE - 15% Notes (Details)	1 Months Ended	2 Months Ended	3 Months Ended			12 Months Ended
	Dec. 31, 2020 USD ($) shares	Mar. 31, 2020 USD ($) EquityInstruments $ / shares shares	Mar. 31, 2021 USD ($)	Jun. 30, 2020 $ / shares	Mar. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2020 USD ($) shares	Dec. 31, 2019 USD ($)	Dec. 23, 2020	Sep. 30, 2019
NOTES PAYABLE
Repayment of notes			$ 200,000		$ 975,000	$ 2,106,000	$ 5,898,000
Exercise price of warrants | $ / shares		$ 1.00			$ 1.00
Number of shares issued by each warrant | shares		1			1
Debt principal amount converted					$ 250,000	957,056
Additional paid-in capital	$ 75,891,414		78,632,934			75,891,414	61,468,034
Deemed dividends						$ 830,494	2,341,000
Warrant cashless exercises, Shares | shares						259,415
15% Notes
NOTES PAYABLE
Aggregate principal amount		$ 2,031,000			$ 2,031,000		$ 300,000
Interest rate (as a percent)	15.00%	15.00%			15.00%	15.00%	15.00%		12.00%
Face amount of debt exchanged							$ 1,000,000.0
Repayment of notes	$ 2,100,000		200,000
Proceeds from debt		$ 525,000			$ 525,000		300,000
Repayment limit for full payment		$ 5,000,000
Number of warrants issued | EquityInstruments		3
Warrant exercise price, decrease (in dollars per share) | $ / shares				$ 0.3983
Debt principal amount converted						$ 250,000
Number of warrants issued upon conversion | shares		6,993,000
Additional paid-in capital	3,653					3,653
Amortization of debt discount			$ 0		69,159	279,676	$ 2,883
15% Notes | Extinguishment of debt
NOTES PAYABLE
Additional paid-in capital	668,335					668,335
10% Notes
NOTES PAYABLE
Aggregate principal amount	$ 2,940,000					$ 2,940,000
Interest rate (as a percent)	10.00%		10.00%			10.00%	10.00%	10.00%
Amortization of debt discount			$ 21,393		0	$ 2,944	$ 0
10% Notes | Extinguishment of debt
NOTES PAYABLE
Additional paid-in capital	$ 131,000					131,000
12% Notes 2019 [Member]
NOTES PAYABLE
Aggregate principal amount		$ 1,506,000			$ 1,506,000
Interest rate (as a percent)									12.00%
Amortization of debt discount						$ 12,635	$ 23,432
Warrant A 2020
NOTES PAYABLE
Number of warrants issued upon conversion | shares						250,000
Warrants exercised | shares	1,131,000					1,131,000
Shares issued in cashless exercise of warrants | shares	282,813
Warrant B 2020
NOTES PAYABLE
Number of warrants issued upon conversion | shares						250,000
Warrant C 2020
NOTES PAYABLE
Number of warrants issued upon conversion | shares						250,000
15% Warrants
NOTES PAYABLE
Interest rate (as a percent)	15.00%	15.00%		15.00%	15.00%	15.00%	15.00%
Exercise price of warrants | $ / shares		$ 0.45			$ 0.45
15% Warrants | Debt discount
NOTES PAYABLE
Additional paid-in capital	$ 333,056					$ 333,056
Common Stock awards
NOTES PAYABLE
Warrant cashless exercises, Amount						$ 33,961
Warrant cashless exercises, Shares | shares						259,415